Taxation (Narrative) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating losses carry forward	$ 14,800,000	$ 9,500,000
Valuation allowance related to NOL	(900,000)	0
Deferred tax liabilities	$ 0	$ 0